UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10603

Western Asset Premier Bond Fund

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a)	The Report to Shareholders is filed herewith
Semi-Annual Report
June 30, 2026

WESTERN ASSET
PREMIER BOND FUND (WEA)

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

Fund objective
The Fund’s investment objective is to provide current income and capital appreciation by investing primarily in a diversified portfolio of investment grade bonds.
Under normal market conditions, the Fund expects to invest substantially all (but at least 80%) of its total managed assets in bonds, including corporate bonds, U.S. government and agency securities and mortgage-related securities, and at least 65% of its total managed assets in bonds that, at the time of purchase, are of investment grade quality. The Fund may invest up to 35% of its total managed assets in bonds of below investment grade quality (commonly referred to as “junk bonds”) at the time of purchase. The Fund may invest in securities or instruments other than bonds (including preferred stock) and may invest up to 10% of its total managed assets in instruments denominated in currencies other than the U.S. dollar. The Fund may invest in a variety of derivative instruments for investment or risk management purposes. The Fund expects that the average effective duration of its portfolio will range between 3.5 and seven years, although this target duration may change from time to time. Trust preferred interests and capital securities are considered bonds and not preferred stock for purposes of the foregoing guidelines.
What’s inside

II
Western Asset Premier Bond Fund

Letter from the president

Dear Shareholder,
We are pleased to provide the semi-annual report of Western Asset Premier Bond Fund for the six-month reporting period ended June 30, 2026. Please read on for Fund performance information during the Fund’s reporting period.
Special Shareholder Notice
Effective September 30, 2026, Christopher Kilpatrick will no longer be a member of the portfolio management team for the Fund.
As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:
•
 Fund prices and performance,
•
 Market insights and commentaries from our portfolio managers, and
•
 A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,

Jane Trust, CFA

President and Chief Executive Officer
July 31, 2026
Western Asset Premier Bond Fund

III

Performance review
For the six months ended June 30, 2026, Western Asset Premier Bond Fund returned 1.95% based on its net asset value (NAV)i and 0.38% based on its New York Stock Exchange (NYSE) market price per share. The Fund’s unmanaged benchmarks, the Bloomberg U.S. Corporate High Yield Indexii and the Bloomberg U.S. Credit Indexiii, returned 1.96% and 0.85%, respectively, for the same period.
The Fund has a practice of seeking to maintain a relatively stable level of distributions to shareholders. This practice has no impact on the Fund’s investment strategy and may reduce the Fund’s NAV. The Fund’s manager believes the practice helps maintain the Fund’s competitiveness and may benefit the Fund’s market price and premium/discount to the Fund’s NAV.
During the six-month period, the Fund made distributions to shareholders totaling $0.42 per share. As of June 30, 2026, the Fund estimates that 96% of the distributions were sourced from net investment income and 4% constituted a return of capital.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of June 30, 2026. Past performance is no guarantee of future results.

Performance Snapshot as of June 30, 2026 (unaudited)
Price Per Share	6-Month Total Return**
$11.29 (NAV)	1.95%†
$10.65 (Market Price)	0.38%‡
All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.
** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.
† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.
‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.
Looking for additional information?
The Fund is traded under the symbol “WEA” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under the symbol “XWEAX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In
*
These estimates are not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.franklintempleton.com.

IV
Western Asset Premier Bond Fund

addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.franklintempleton.com.
In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.
Thank you for your investment in the Western Asset Premier Bond Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.
Sincerely,

Jane Trust, CFA
President and Chief Executive Officer
July 31, 2026
RISKS:  The Fund is a diversified closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. The Fund’s common shares are traded on the NYSE. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Diversification does not assure against market loss. The Fund’s investments are subject to a number of risks, including credit, inflation and interest rate risks. As interest rates rise, bond prices fall, reducing the value of a fixed income investment’s price. The Fund may invest in high-yield bonds (commonly referred to as “junk” bonds), which are rated below investment grade and carry more risk than higher-rated securities. To the extent that the Fund invests in asset-backed, mortgage-backed or mortgage-related securities, its exposure to prepayment and extension risks may be greater than if it invested in other fixed income securities. Leverage may result in greater volatility of NAV and the market price of common shares and increases a shareholder’s risk of loss. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and social, political, and economic uncertainties which could result in significant volatility. These risks are magnified in emerging or developing markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. The Fund may make significant investments in derivative instruments. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign
Western Asset Premier Bond Fund

V

Performance review (cont’d)
central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The Fund may also invest in money market funds, including funds affiliated with the Fund’s investment advisers. For more information on Fund risks, see Summary of information regarding the Fund – Principal Risk Factors in the Annual Report.
This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.
All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.
i
Net asset value (NAV) is calculated by subtracting total liabilities and outstanding preferred stock (if any) from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.
ii
The Bloomberg U.S. Corporate High Yield Index measures the performance of the U.S. dollar-denominated, high-yield, fixed-rate corporate bond market.
iii
The Bloomberg U.S. Credit Index is an index composed of corporate and non-corporate debt issues that are investment grade (rated Baa3/BBB- or higher).
 Important data provider notices and terms available at www.franklintempletondatasources.com.

VI
Western Asset Premier Bond Fund

Fund at a glance† (unaudited)
Investment breakdown (%) as a percent of total investments

25%
20%
15%
10%
5%
0%
As of June 30, 2026
As of December 31, 2025
19.0
20.6
14.3
15.7
11.7
12.0
11.2
10.5
8.3
8.6
7.1
6.7
5.3
3.4
5.2
4.7
5.1
5.2
3.3
3.8
2.4
2.9
2.1
2.7
2.1
1.3
1.7
1.5
1.2
0.4
Financials
Energy
Communication services
Consumer discretionary
Health care
Industrials
Consumer staples
Materials
Asset-backed securities
Information technology
Collateralized mortgage obligations
Sovereign bonds
Real estate
Utilities
Short-term investments

†
The bar graph above represents the Fund’s portfolio as of June 30, 2026, and December 31, 2025, and does not include derivatives, such as forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
Western Asset Premier Bond Fund 2026 Semi-Annual Report

Schedule of investments (unaudited)
June 30, 2026
 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 124.6%
Communication Services — 16.5%
Diversified Telecommunication Services — 7.0%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	690,000	$487,085 (a)
Altice France Lux 3/Altice Holdings 1, Senior Notes	10.000%	1/15/33	164,000	161,490 (a)
Altice France SA, Senior Secured Notes	9.500%	11/1/29	571,481	580,559 (a)
Altice France SA, Senior Secured Notes	6.875%	7/15/32	236,281	229,392 (a)
British Telecommunications Ltd., Senior Notes	5.125%	12/4/28	500,000	503,972
British Telecommunications Ltd., Senior Notes	3.250%	11/8/29	500,000	476,996 (a)(b)
Comcast Corp., Senior Notes	7.050%	3/15/33	1,000,000	1,111,831 (b)
Comcast Corp., Senior Notes	4.200%	8/15/34	920,000	854,084 (b)
Grupo Televisa SAB, Senior Notes	5.000%	5/13/45	550,000	376,574
Level 3 Financing Inc., Senior Notes	8.500%	1/15/36	400,000	429,852 (a)
Level 3 Financing Inc., Senior Notes	7.500%	2/15/37	530,000	544,458 (a)
Orange SA, Senior Notes	9.000%	3/1/31	600,000	700,912 (b)
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	1,670,000	1,644,562 (b)
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	500,000	437,064 (b)
Verizon Communications Inc., Senior Notes	5.250%	4/2/35	70,000	70,006
WULF Compute LLC, Senior Secured Notes	7.750%	10/15/30	500,000	525,481 (a)
Yondr JK 1 LLC, Senior Secured Notes	6.875%	6/30/31	290,000	290,944 (a)
Total Diversified Telecommunication Services				9,425,262
Entertainment — 2.4%
Discovery Global Holdings Inc., Senior Notes	5.050%	3/15/42	970,000	711,805
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	980,000	977,040 (a)(b)
Netflix Inc., Senior Notes	6.375%	5/15/29	310,000	325,642
Pioneer Opco LLC, Senior Secured Notes	7.000%	5/15/33	10,000	10,189 (a)
Walt Disney Co., Senior Notes	2.650%	1/13/31	1,280,000	1,182,442 (b)
Total Entertainment				3,207,118
Media — 4.8%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	2/1/36	340,000	333,843 (a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	310,000	316,598
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	880,000	807,258 (b)
See Notes to Financial Statements.

Western Asset Premier Bond Fund 2026 Semi-Annual Report

 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	9.250%	6/1/32	960,000	$976,105 (a)(b)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	1,231,800	1,331,822 (b)
Fox Corp., Senior Notes	3.500%	4/8/30	500,000	478,686
Getty Images Inc., Senior Secured Notes	11.250%	2/21/30	60,000	49,665 (a)
Getty Images Inc., Senior Secured Notes	10.500%	11/15/30	320,000	267,073 (a)
Nexstar Media Inc., Senior Secured Notes	6.500%	9/15/33	1,000,000	1,000,602 (a)
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	720,000	644,241 (b)
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	190,000	196,687 (a)
Total Media				6,402,580
Wireless Telecommunication Services — 2.3%
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	280,000	181,285 (a)
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	270,000	166,252 (a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	940,000	559,361 (a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	420,000	440,073 (b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	30,000	35,350 (b)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	1,140,000	1,076,087 (b)
T-Mobile USA Inc., Senior Notes	5.300%	5/15/35	70,000	70,352
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.500%	7/15/31	500,000 GBP	547,355 (a)
Total Wireless Telecommunication Services				3,076,115

Total Communication Services				22,111,075
Consumer Discretionary — 16.2%
Automobile Components — 0.8%
American Axle & Manufacturing Inc., Senior Notes	7.750%	10/15/33	470,000	464,615 (a)
Cyprium Corp./Cyprium Holdings Luxembourg Sarl, Senior Notes	6.375%	4/15/34	10,000	10,005 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	290,000	298,519 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	290,000	285,484 (a)
Total Automobile Components				1,058,623
Automobiles — 3.2%
Ford Motor Co., Senior Notes	3.250%	2/12/32	550,000	484,963 (b)
General Motors Co., Senior Notes	4.200%	10/1/27	750,000	746,857 (b)
General Motors Co., Senior Notes	6.600%	4/1/36	140,000	150,306 (b)
Mercedes-Benz Finance North America LLC, Senior Notes	8.500%	1/18/31	1,000,000	1,145,811 (b)
See Notes to Financial Statements.
Western Asset Premier Bond Fund 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobiles — continued
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	2,020,000	$1,750,522 (a)(b)
Total Automobiles				4,278,459
Broadline Retail — 2.3%
Amazon.com Inc., Senior Notes	2.100%	5/12/31	350,000	311,986
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	1,050,000	1,145,516 (a)(b)
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	1,400,000	1,284,147 (b)
Prosus NV, Senior Notes	4.193%	1/19/32	300,000	285,294 (c)
Total Broadline Retail				3,026,943
Hotels, Restaurants & Leisure — 6.7%
Carnival Corp. Ltd., Senior Notes	6.125%	2/15/33	690,000	698,690 (a)
Carnival Ltd., Senior Notes	1.000%	10/28/29	1,210,000 EUR	1,292,966
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	990,000	970,200 (a)(b)
Gaia Purchaser Inc., Senior Secured Notes	7.625%	7/15/33	260,000	263,143 (a)(d)
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	60,000	60,737
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	1,310,000	1,265,541 (b)
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	690,000	709,672
Life Time Inc., Senior Secured Notes	6.000%	11/15/31	900,000	914,411 (a)
Marston’s Issuer PLC, Secured Notes (SONIA + 2.669%)	6.416%	7/16/35	540,000 GBP	669,742 (c)(e)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	490,000	480,180 (a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	130,000	135,727 (a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	350,000	352,862 (a)(b)
Sands China Ltd., Senior Notes	3.250%	8/8/31	1,340,000	1,219,500
Total Hotels, Restaurants & Leisure				9,033,371
Household Durables — 0.3%
Lennar Corp., Senior Notes	5.000%	6/15/27	430,000	430,991
Specialty Retail — 2.9%
Gee Automotive Holdings LLC, Senior Notes	7.250%	3/1/31	480,000	486,706 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	740,000	766,556 (a)(b)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	200,000	189,801 (a)
Michaels Cos. Inc., Secured Notes	11.000%	3/15/34	1,850,000	1,813,324 (a)
Michaels Cos. Inc., Senior Secured Notes	8.500%	3/15/33	160,000	158,573 (a)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	490,000	494,150 (a)
Total Specialty Retail				3,909,110

Total Consumer Discretionary				21,737,497
See Notes to Financial Statements.

Western Asset Premier Bond Fund 2026 Semi-Annual Report

 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Staples — 5.7%
Beverages — 1.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.700%	2/1/36	1,540,000	$1,499,547 (b)
Food Products — 2.0%
JBS NV/JBS USA Foods Group Holdings Inc./ JBS USA Food Co. Holdings, Senior Notes	3.750%	12/1/31	500,000	467,673 (b)
JBS NV/JBS USA Foods Group Holdings Inc./ JBS USA Food Co. Holdings, Senior Notes	5.950%	4/20/35	750,000	774,119
JBS NV/JBS USA Foods Group Holdings Inc./ JBS USA Food Co. Holdings, Senior Notes	6.375%	2/25/55	620,000	623,339
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	340,000	311,327 (b)
TKC Holdings Inc., Senior Secured Notes	8.500%	8/15/30	460,000	473,739 (a)
Total Food Products				2,650,197
Tobacco — 2.6%
Altria Group Inc., Senior Notes	2.450%	2/4/32	1,000,000	880,018 (b)
Altria Group Inc., Senior Notes	5.625%	2/6/35	260,000	267,448
Altria Group Inc., Senior Notes	3.400%	2/4/41	1,000,000	765,396 (b)
BAT Capital Corp., Senior Notes	5.625%	8/15/35	320,000	329,901
BAT Capital Corp., Senior Notes	7.079%	8/2/43	550,000	612,966
Reynolds American Inc., Senior Notes	5.850%	8/15/45	610,000	601,220 (b)
Total Tobacco				3,456,949

Total Consumer Staples				7,606,693
Energy — 21.1%
Energy Equipment & Services — 0.9%
Halliburton Co., Senior Notes	4.850%	11/15/35	750,000	728,530 (b)
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	470,000	482,873 (a)
Total Energy Equipment & Services				1,211,403
Oil, Gas & Consumable Fuels — 20.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	5.750%	10/15/33	490,000	485,552 (a)
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	500,000	481,207
Continental Resources Inc., Senior Notes	4.375%	1/15/28	210,000	208,638
Continental Resources Inc., Senior Notes	4.900%	6/1/44	250,000	205,011
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	410,000	407,763 (a)
Crescent Energy Finance LLC, Senior Notes	8.375%	1/15/34	60,000	61,837 (a)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	600,000	592,133 (b)
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	400,000	385,869
Ecopetrol SA, Senior Notes	5.875%	5/28/45	280,000	231,488
Ecopetrol SA, Senior Notes	5.875%	11/2/51	1,060,000	850,408
See Notes to Financial Statements.
Western Asset Premier Bond Fund 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. Term SOFR + 4.417%)	6.625%	2/15/28	550,000	$554,724 (e)(f)
Granite Ridge Resources Inc., Senior Notes	8.875%	11/5/29	1,200,000	1,175,740 (a)(b)
Hess Midstream Operations LP, Senior Notes	4.250%	2/15/30	720,000	694,905 (a)
Howard Midstream Energy Partners LLC, Senior Notes	6.625%	1/15/34	290,000	292,634 (a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	1,120,000	1,016,369 (a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	190,000	215,872
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	1,500,000	1,442,015 (b)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	9.414%	9/30/29	302,703	304,788 (a)(e)(g)(h)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	490,000	569,254 (a)(b)
Northern Oil & Gas Inc., Senior Notes	7.875%	10/15/33	190,000	188,925 (a)
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	60,000	67,656
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	250,000	259,542
ONEOK Inc., Senior Notes	5.550%	11/1/26	500,000	501,651 (b)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	1,680,000	1,716,358 (a)(b)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	920,000	919,803 (b)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	670,000	570,518 (a)
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	360,000	287,370
Southern Natural Gas Co. LLC, Senior Notes	4.800%	3/15/47	800,000	695,205 (a)(b)
Sunoco LP, Junior Subordinated Notes (7.875% to 9/18/30 then 5 year Treasury Constant Maturity Rate + 4.230%)	7.875%	9/18/30	512,000	532,778 (a)(e)(f)
Targa Resources Corp., Senior Notes	6.500%	3/30/34	70,000	75,474
Tengizchevroil Finance Co. International Ltd., Senior Secured Notes	3.250%	8/15/30	350,000	324,979 (a)
Tengizchevroil Finance Co. International Ltd., Senior Secured Notes	3.250%	8/15/30	700,000	649,958 (c)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	300,000	297,697 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	1,120,000	998,955 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	6.000%	5/1/36	500,000	505,684 (a)
See Notes to Financial Statements.

Western Asset Premier Bond Fund 2026 Semi-Annual Report

 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	1,480,000	$1,445,716 (a)(b)(e)(f)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	380,000	405,826 (a)
Venture Global LNG Inc., Senior Secured Notes	6.625%	6/15/36	570,000	562,164 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	6/15/34	340,000	354,374 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	340,000	381,462 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	220,000	233,372 (a)
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	790,000	802,980
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	1,100,000	1,065,948 (b)
Western Midstream Operating LP, Senior Notes	6.150%	4/1/33	70,000	73,040
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	490,000	426,923 (b)
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	1,680,000	1,458,438 (i)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	443,000	492,913 (b)
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	39,000	46,186
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	500,000	494,647
Total Oil, Gas & Consumable Fuels				27,012,749

Total Energy				28,224,152
Financials — 25.2%
Banks — 10.8%
Banco de Chile, Senior Notes	2.990%	12/9/31	400,000	363,759 (a)
Banco de Credito e Inversiones SA, Senior Notes	2.875%	10/14/31	400,000	362,086 (a)
Banco Santander SA, Junior Subordinated Notes (7.250% to 6/3/36 then 5 year Treasury Constant Maturity Rate + 2.837%)	7.250%	12/3/35	400,000	406,776 (e)(f)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	1,500,000	1,500,192 (b)
Bank of America Corp., Subordinated Notes (5.518% to 10/25/34 then SOFR + 1.738%)	5.518%	10/25/35	710,000	713,549 (e)
Bank of Nova Scotia, Senior Notes	2.450%	2/2/32	600,000	531,353 (b)
See Notes to Financial Statements.
Western Asset Premier Bond Fund 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
BNP Paribas SA, Junior Subordinated Notes (7.200% to 4/17/36 then 5 year Treasury Constant Maturity Rate + 2.942%)	7.200%	4/17/36	270,000	$271,809 (a)(e)(f)
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	240,000	244,626 (e)(f)
Citigroup Inc., Junior Subordinated Notes (6.875% to 8/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.875%	8/15/30	180,000	184,441 (e)(f)
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	800,000	791,792 (b)
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,000,000	1,088,167 (b)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	400,000	403,242 (e)(f)
HSBC Holdings PLC, Junior Subordinated Notes (6.750% to 5/18/33 then 5 year Treasury Constant Maturity Rate + 2.513%)	6.750%	11/18/32	400,000	402,828 (e)(f)
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. Term SOFR + 1.872%)	3.973%	5/22/30	1,130,000	1,102,635 (b)(e)
HSBC Holdings PLC, Senior Notes (5.790% to 5/13/35 then SOFR + 1.880%)	5.790%	5/13/36	400,000	412,888 (e)
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	700,000	804,298 (b)(e)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 7/1/31 then 5 year Treasury Constant Maturity Rate + 2.080%)	6.100%	7/1/31	310,000	314,019 (e)(f)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	1,000,000	1,024,461 (b)(e)(f)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	500,000	461,414 (b)
PNC Financial Services Group Inc., Senior Notes	2.550%	1/22/30	750,000	698,386 (b)
Santander UK Group Holdings PLC, Senior Notes (5.136% to 9/22/35 then SOFR + 1.578%)	5.136%	9/22/36	450,000	437,507 (e)
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,000,000	922,324 (a)(b)
Truist Financial Corp., Senior Notes (5.711% to 1/24/34 then SOFR + 1.922%)	5.711%	1/24/35	700,000	721,049 (b)(e)
See Notes to Financial Statements.

Western Asset Premier Bond Fund 2026 Semi-Annual Report

 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Wells Fargo & Co., Junior Subordinated Notes (6.125% to 6/15/31 then 5 year Treasury Constant Maturity Rate + 2.340%)	6.125%	6/15/31	380,000	$384,675 (e)(f)
Total Banks				14,548,276
Capital Markets — 5.8%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	2,000,000	1,877,598 (b)(e)(f)
Credit Suisse AG AT1 Claim	—	—	2,560,000	0 *(g)(h)(j)
Goldman Sachs Group Inc., Senior Notes (2.640% to 2/24/27 then SOFR + 1.114%)	2.640%	2/24/28	2,400,000	2,371,300 (e)(i)
Goldman Sachs Group Inc., Senior Notes (5.536% to 1/28/35 then SOFR + 1.380%)	5.536%	1/28/36	260,000	264,158 (e)
Goldman Sachs Group Inc., Senior Notes (5.851% to 4/25/34 then SOFR + 1.552%)	5.851%	4/25/35	70,000	72,615 (e)
KKR Group Finance Co. VI LLC, Senior Notes	3.750%	7/1/29	500,000	483,802 (a)(b)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	500,000	464,386 (e)
UBS AG, Senior Notes	7.500%	2/15/28	400,000	418,895
UBS Group AG, Junior Subordinated Notes (7.000% to 8/10/30 then USD 5 year SOFR ICE Swap Rate + 3.077%)	7.000%	2/10/30	340,000	347,109 (a)(e)(f)
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	620,000	625,929 (a)(e)(f)
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	770,000	824,499 (a)(e)
Total Capital Markets				7,750,291
Consumer Finance — 0.5%
Midcap Financial Issuer Trust, Junior Subordinated Notes (3 mo. Term SOFR + 3.750%)	7.423%	1/15/56	680,000	675,969 (a)(e)
Financial Services — 5.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	2,500,000	2,222,973 (i)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	11/15/35	720,000	700,238
Block Inc., Senior Notes	6.000%	8/15/33	1,010,000	1,017,550 (a)(b)
Capstone Borrower Inc., Senior Secured Notes	8.000%	6/15/30	210,000	199,693 (a)
See Notes to Financial Statements.
Western Asset Premier Bond Fund 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — continued
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	470,000	$486,197 (a)(b)
Rocket Cos. Inc., Senior Notes	6.125%	8/1/30	1,010,000	1,027,823 (a)(b)
Rocket Cos. Inc., Senior Notes	6.500%	6/15/34	450,000	462,118 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	320,000	304,804 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	8.750%	1/15/32	370,000	366,833 (a)
Total Financial Services				6,788,229
Insurance — 1.7%
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	650,000	655,441 (a)
Marsh & McLennan Cos. Inc., Senior Notes	5.000%	3/15/35	1,000,000	990,528 (b)
MetLife Inc., Junior Subordinated Notes	10.750%	8/1/39	500,000	649,596
Total Insurance				2,295,565
Mortgage Real Estate Investment Trusts (REITs) — 1.3%
Arbor Realty SR Inc., Senior Notes	8.500%	12/15/28	680,000	670,942 (a)(b)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	5.500%	8/1/30	330,000	333,377
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	7.000%	7/15/31	670,000	695,121 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				1,699,440

Total Financials				33,757,770
Health Care — 12.0%
Biotechnology — 1.2%
AbbVie Inc., Senior Notes	5.050%	3/15/34	500,000	505,550 (b)
Amgen Inc., Senior Notes	5.150%	3/2/28	700,000	706,812 (b)
Amgen Inc., Senior Notes	2.450%	2/21/30	400,000	371,058
Total Biotechnology				1,583,420
Health Care Equipment & Supplies — 0.6%
Solventum Corp., Senior Notes	5.600%	3/23/34	850,000	870,260
Health Care Providers & Services — 6.4%
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	810,000	797,353 (a)(b)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	210,000	188,738 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	400,000	431,276 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	9.750%	1/15/34	530,000	554,025 (a)
See Notes to Financial Statements.

Western Asset Premier Bond Fund 2026 Semi-Annual Report

 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
Cigna Group, Senior Notes	2.400%	3/15/30	1,000,000	$924,317 (b)
CVS Health Corp., Senior Notes	3.250%	8/15/29	500,000	478,885
CVS Health Corp., Senior Notes	3.750%	4/1/30	700,000	676,994
CVS Health Corp., Senior Notes	5.250%	2/21/33	400,000	406,781
CVS Health Corp., Senior Notes	5.700%	6/1/34	70,000	72,281
CVS Pass-Through Trust	7.507%	1/10/32	194,523	203,287 (a)(b)
CVS Pass-Through Trust, Secured Trust	5.880%	1/10/28	75,471	75,451
CVS Pass-Through Trust, Secured Trust	6.036%	12/10/28	107,441	107,801 (b)
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	148,602	152,389 (b)
Elevance Health Inc., Senior Notes	4.100%	5/15/32	750,000	719,788 (b)
HCA Inc., Senior Notes	3.500%	9/1/30	1,000,000	948,915 (b)
Humana Inc., Senior Notes	5.875%	3/1/33	400,000	412,730
LifePoint Health Inc., Senior Secured Notes	7.000%	5/1/34	710,000	681,023 (a)(b)
TEAM Services Holding Inc., Senior Secured Notes	9.000%	2/15/33	450,000	455,812 (a)
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	320,000	291,286
Total Health Care Providers & Services				8,579,132
Pharmaceuticals — 3.8%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	1,070,000	1,084,451 (a)(b)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	860,000	859,075 (a)(b)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	100,000	75,312 (a)
Pfizer Inc., Senior Notes	3.000%	12/15/26	500,000	497,844 (b)
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	1,800,000	1,783,252 (b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	646,000	646,125
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	200,000	154,490
Total Pharmaceuticals				5,100,549

Total Health Care				16,133,361
Industrials — 10.4%
Aerospace & Defense — 2.0%
Avolon Holdings Funding Ltd., Senior Notes	3.250%	2/15/27	1,090,000	1,080,843 (a)
Avolon Holdings Funding Ltd., Senior Notes	2.750%	2/21/28	1,000,000	969,365 (a)(b)
Boeing Co., Senior Notes	3.200%	3/1/29	500,000	482,132 (b)
Boeing Co., Senior Notes	3.250%	2/1/35	240,000	208,193
Total Aerospace & Defense				2,740,533
Air Freight & Logistics — 0.4%
GB AIT Buyer Inc., Senior Notes	8.750%	4/30/34	490,000	491,916 (a)
See Notes to Financial Statements.
Western Asset Premier Bond Fund 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Commercial Services & Supplies — 1.6%
CoreCivic Inc., Senior Notes	8.250%	4/15/29	470,000	$489,789
GEO Group Inc., Senior Notes	10.250%	4/15/31	460,000	497,278
Neptune Bidco US Inc., Senior Secured Notes	10.375%	5/15/31	400,000	414,890 (a)
Neptune Bidco US Inc., Senior Secured Notes	9.500%	2/15/33	260,000	263,200 (a)
RB Global Holdings Inc., Senior Secured Notes	6.750%	3/15/28	480,000	487,023 (a)
Total Commercial Services & Supplies				2,152,180
Construction & Engineering — 0.7%
Tutor Perini Corp., Senior Notes	6.625%	7/15/33	980,000	986,791 (a)(d)
Ground Transportation — 0.4%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	480,000	478,216 (a)
Machinery — 0.9%
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	500,000 EUR	514,383 (c)
Park-Ohio Industries Inc., Senior Secured Notes	8.500%	8/1/30	180,000	187,947 (a)
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	510,000	505,281 (a)
Total Machinery				1,207,611
Passenger Airlines — 1.2%
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	490,000	496,382 (a)(b)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	1,070,000	1,055,851 (a)(b)
Total Passenger Airlines				1,552,233
Trading Companies & Distributors — 3.2%
ADI Escrow Issuer LLC, Senior Notes	7.125%	7/15/34	220,000	224,575 (a)
Aircastle Ltd./Aircastle Ireland DAC, Senior Notes	5.250%	3/15/30	330,000	332,438 (a)
Ashtead Capital Inc., Senior Notes	2.450%	8/12/31	1,230,000	1,086,199 (a)
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	210,000	218,712 (a)
EquipmentShare.com Inc., Secured Notes	8.000%	3/15/33	700,000	717,198 (a)(b)
EquipmentShare.com Inc., Secured Notes	7.125%	7/1/34	1,040,000	1,023,140 (a)(d)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	270,000	281,679 (a)
QXO Building Products Inc., Senior Notes	6.875%	7/15/34	390,000	400,599 (a)
Total Trading Companies & Distributors				4,284,540

Total Industrials				13,894,020
Information Technology — 4.4%
IT Services — 2.0%
APLD ComputeCo 3 LLC, Senior Secured Notes	7.000%	6/15/31	670,000	669,464 (a)
APLD ComputeCo LLC, Senior Secured Notes	9.250%	12/15/30	370,000	399,361 (a)
See Notes to Financial Statements.

Western Asset Premier Bond Fund 2026 Semi-Annual Report

 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

IT Services — continued
Core Scientific Finance I LLC, Senior Secured Notes	7.750%	5/15/31	990,000	$1,004,653 (a)(b)
CoreWeave Inc., Senior Notes	9.250%	6/1/30	650,000	654,700 (a)
Total IT Services				2,728,178
Semiconductors & Semiconductor Equipment — 1.1%
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	500,000	516,105 (a)(b)
Qnity Electronics Inc., Senior Secured Notes	5.750%	8/15/32	980,000	986,445 (a)(b)
Total Semiconductors & Semiconductor Equipment				1,502,550
Software — 1.2%
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	460,000	431,464 (a)
Oracle Corp., Senior Notes	6.900%	11/9/52	70,000	67,165
Oracle Corp., Senior Notes	6.000%	8/3/55	550,000	468,648
Synopsys Inc., Senior Notes	5.150%	4/1/35	570,000	567,003
Total Software				1,534,280
Technology Hardware, Storage & Peripherals — 0.1%
Black Pearl Compute LLC, Senior Secured Notes	6.125%	2/15/31	190,000	192,672 (a)

Total Information Technology				5,957,680
Materials — 7.4%
Chemicals — 1.5%
ARC Falcon I Inc./Arclin USA LLC/New Arclin US Holding Corp., Senior Secured Notes	9.750%	3/1/33	720,000	693,385 (a)
OCP SA, Senior Notes	6.750%	5/2/34	1,220,000	1,282,404 (a)
Total Chemicals				1,975,789
Metals & Mining — 5.2%
Antofagasta PLC, Senior Notes	5.625%	5/13/32	900,000	921,929 (a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	430,000	476,133 (i)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	2,570,000	2,690,157 (a)(b)
First Quantum Minerals Ltd., Senior Notes	6.375%	2/15/36	200,000	196,429 (a)
Freeport Minerals Corp., Senior Notes	9.500%	6/1/31	60,000	70,767
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	220,000	223,876
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	580,000	561,108 (b)
Glencore Funding LLC, Senior Notes	5.673%	4/1/35	330,000	338,405 (a)
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	210,000	211,603
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	940,000	1,045,515
WS Escrow LLC, Senior Secured Notes	7.750%	6/1/33	290,000	298,000 (a)
Total Metals & Mining				7,033,922
See Notes to Financial Statements.
Western Asset Premier Bond Fund 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Paper & Forest Products — 0.7%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	1,000,000	$939,806 (b)

Total Materials				9,949,517
Real Estate — 3.1%
Diversified REITs — 1.3%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	230,000	223,236
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	100,000 GBP	115,875
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	200,000	160,914
Trust 2401, Senior Notes	4.869%	1/15/30	461,000	449,399 (a)
Trust Fibra Uno, Senior Notes	4.869%	1/15/30	239,000	230,535 (c)
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, Senior Notes	8.625%	6/15/32	470,000	490,708 (a)
Total Diversified REITs				1,670,667
Real Estate Management & Development — 0.2%
ELK Grove Village Property LLC, Senior Secured Notes	7.500%	6/15/31	290,000	292,178 (a)
Specialized REITs — 1.6%
Meridian Arc Holdco LLC, Senior Secured Notes	6.250%	4/30/31	430,000	431,245 (a)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	790,000	801,218 (a)(b)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	230,000	232,209 (a)
SV RNO Property Owner 1 LLC, Senior Secured Notes	5.875%	3/1/31	690,000	680,491 (a)
Total Specialized REITs				2,145,163

Total Real Estate				4,108,008
Utilities — 2.6%
Electric Utilities — 2.2%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.050%	3/1/35	500,000	500,217
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	400,000	360,632 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	6.950%	3/15/34	700,000	763,627 (b)
Talen Energy Supply LLC, Senior Notes	6.375%	5/1/33	300,000	299,747 (a)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	300,000	314,000 (a)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	640,000	663,126 (a)
Total Electric Utilities				2,901,349
See Notes to Financial Statements.

Western Asset Premier Bond Fund 2026 Semi-Annual Report

 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Independent Power and Renewable Electricity Producers — 0.4%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	525,690	$519,059 (a)(b)

Total Utilities				3,420,408
Total Corporate Bonds & Notes (Cost — $161,963,948)				166,900,181
Asset-Backed Securities — 7.5%
American Home Mortgage Investment Trust, 2007-A 4A (1 mo. Term SOFR + 1.014%)	4.663%	7/25/46	425,983	75,116 (a)(e)
AMMC CLO Ltd., 2022-27A DR (3 mo. Term SOFR + 2.700%)	6.375%	1/20/37	150,000	149,909 (a)(e)
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.750%)	7.425%	10/20/34	160,000	156,231 (a)(e)
Apex Credit CLO Ltd., 2019-2A ERR (3 mo. Term SOFR + 7.670%)	11.337%	1/25/38	420,000	332,049 (a)(e)
Apidos CLO Ltd., 2024-50A E (3 mo. Term SOFR + 5.100%)	8.775%	1/20/38	270,000	269,675 (a)(e)
Ares CLO Ltd., 2017-44A CRR (3 mo. Term SOFR + 2.750%)	6.423%	4/15/34	250,000	250,870 (a)(e)
Balboa Bay Loan Funding Ltd., 2020-1A ERR (3 mo. Term SOFR + 7.150%)	10.825%	10/20/35	440,000	440,238 (a)(e)
Bayview Financial Asset Trust, 2007-SR1A M4 (1 mo. Term SOFR + 1.614%)	5.263%	3/25/37	23,931	24,388 (a)(e)
Bear Mountain Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.950%)	9.623%	7/15/37	390,000	359,048 (a)(e)
Black Diamond CLO Ltd., 2021-1A CR (3 mo. Term SOFR + 3.900%)	7.564%	11/22/34	400,000	401,830 (a)(e)
Capital Four US CLO Ltd., 2025-4A D1 (3 mo. Term SOFR + 3.250%)	6.925%	10/18/38	340,000	342,777 (a)(e)
Dryden Senior Loan Fund, 2015-41A DR (3 mo. Term SOFR + 2.862%)	6.535%	4/15/31	500,000	502,784 (a)(e)
Dryden CLO Ltd., 2022-113A D1R3 (3 mo. Term SOFR + 3.000%)	6.673%	10/15/37	350,000	350,850 (a)(e)
Elevation CLO Ltd., 2016-5A ERR (3 mo. Term SOFR + 7.580%)	11.247%	1/25/38	400,000	383,362 (a)(e)
Galaxy CLO Ltd., 2016-22A DR4 (3 mo. Term SOFR + 2.500%)	6.180%	4/16/34	320,000	314,836 (a)(e)
GoldenTree Loan Management US CLO Ltd., 2020-8A ERR (3 mo. Term SOFR + 5.750%)	9.425%	10/20/34	410,000	408,302 (a)(e)
HalseyPoint CLO Ltd., 2019-1A FR (3 mo. Term SOFR + 10.730%)	14.405%	10/20/37	500,000	431,453 (a)(e)
Indymac Manufactured Housing Contract Pass-Through Certificates, 1997-1 A5	6.970%	2/25/28	6,460	6,446
See Notes to Financial Statements.
Western Asset Premier Bond Fund 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Jamestown CLO Ltd., 2016-9A CR3 (3 mo. Term SOFR + 3.250%)	6.917%	7/25/34	280,000	$278,284 (a)(e)
Katayma CLO Ltd., 2024-2A D (3 mo. Term SOFR + 4.500%)	8.175%	4/20/37	310,000	312,178 (a)(e)
Morgan Stanley ABS Capital Inc. Trust, 2003- SD1 A1 (1 mo. Term SOFR + 1.114%)	4.763%	3/25/33	2,710	2,657 (e)
New Mountain CLO Ltd., 5A D1R (3 mo. Term SOFR + 3.150%)	6.825%	7/20/36	290,000	289,747 (a)(e)
Oaktree CLO Ltd., 2022-2A D1R2 (3 mo. Term SOFR + 3.250%)	6.923%	10/15/37	340,000	341,461 (a)(e)
Obra CLO Ltd., 2024-1A E (3 mo. Term SOFR + 6.750%)	10.425%	1/20/38	390,000	395,597 (a)(e)
Ocean Trails CLO Ltd., 2023-14A ER (3 mo. Term SOFR + 6.340%)	10.015%	1/20/38	480,000	459,031 (a)(e)
Ocean Trails CLO Ltd., 2024-16A E (3 mo. Term SOFR + 6.690%)	10.365%	1/20/38	170,000	167,121 (a)(e)
OCP CLO Ltd., 2023-26A ER (3 mo. Term SOFR + 4.450%)	8.130%	4/17/37	310,000	305,353 (a)(e)
Octagon Investment Partners Ltd., 2020-1A ER2 (3 mo. Term SOFR + 6.000%)	9.664%	1/22/38	500,000	499,464 (a)(e)
OFSI BSL CLO Ltd., 2024-13A ER (3 mo. Term SOFR + 6.780%)	10.406%	7/20/39	190,000	191,241 (a)(e)
OHA CREDIT FUNDING 18 Ltd.	—	7/20/39	270,000	270,270 (d)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	6.525%	7/19/37	150,000	150,665 (a)(e)
Origen Manufactured Housing Contract Trust, 2007-A A2	5.536%	4/15/37	105,306	98,454 (e)
Palmer Square CLO Ltd., 2022-3A D1R (3 mo. Term SOFR + 2.950%)	6.625%	7/20/37	110,000	109,845 (a)(e)
Park Blue CLO Ltd., 2026-11A D1 (3 mo. Term SOFR + 2.800%)	6.449%	7/20/39	480,000	480,497 (a)(e)
Sandstone Peak Ltd., 2024-1A D1R (3 mo. Term SOFR + 3.050%)	6.697%	4/25/37	300,000	300,003 (a)(e)
Voya CLO Ltd., 2020-3A D1RR (3 mo. Term SOFR + 2.700%)	6.372%	1/20/38	210,000	209,016 (a)(e)

Total Asset-Backed Securities (Cost — $10,396,850)				10,061,048
Senior Loans — 6.1%
Communication Services — 0.5%
Entertainment — 0.5%
Discovery Global Holdings Inc., Initial Dollar Term Loan (1 mo. Term SOFR + 2.500%)	6.144%	6/3/33	637,500	638,469 (e)(k)(l)
See Notes to Financial Statements.

Western Asset Premier Bond Fund 2026 Semi-Annual Report

 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Discretionary — 0.3%
Diversified Consumer Services — 0.3%
WW International Inc., Take-Back Term Loan (3 mo. Term SOFR + 6.800%)	10.528%	6/24/30	464,597	$352,657 (e)(k)(l)

Consumer Staples — 2.0%
Consumer Staples Distribution & Retail — 2.0%
VCI Asset Holdings 1 LLC, Term Loan	10.000%	11/20/30	1,042,105	1,112,015 (k)(l)
VCI Asset Holdings 2 LLC, Initial Term Loan	7.375%	2/6/31	1,083,388	1,119,275 (k)(l)
VCI Asset Holdings 3 LLC, Term Loan	6.875%	4/24/30	450,000	456,750 (e)(g)(h)(k)(l)

Total Consumer Staples				2,688,040
Financials — 2.3%
Capital Markets — 0.1%
Edelman Financial Engines Center LLC, Term Loan B (1 mo. Term SOFR + 4.000%)	7.644%	12/1/31	160,000	160,638 (e)(k)(l)
Consumer Finance — 0.1%
Blackhawk Network Holdings Inc., Term Loan B2 (1 mo. Term SOFR + 3.500%)	7.144%	3/12/29	117,615	117,266 (e)(k)(l)
Financial Services — 1.9%
Citadel Securities LP, 2026 Term Loan (3 mo. Term SOFR + 2.000%)	5.661%	6/10/33	2,183,154	2,180,884 (e)(k)(l)
Nexus Buyer LLC, Amendment No. 10 Term Loan (1 mo. Term SOFR + 4.000%)	7.644%	7/31/31	129,025	125,177 (e)(k)(l)
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan (1 mo. Term SOFR + 3.500%)	7.144%	7/31/31	245,642	237,352 (e)(k)(l)
Total Financial Services				2,543,413
Insurance — 0.2%
Asurion LLC, New Term Loan B14 (1 mo. Term SOFR + 3.750%)	7.413%	2/23/33	249,375	236,461 (e)(k)(l)

Total Financials				3,057,778
Health Care — 0.2%
Health Care Technology — 0.2%
AthenaHealth Group Inc., Fourth Amendment Term Loan (1 mo. Term SOFR + 3.250%)	6.894%	2/17/32	309,219	306,397 (e)(k)(l)

Industrials — 0.1%
Passenger Airlines — 0.1%
Spirit Airlines LLC, Contingent DIP Facility	—	7/14/26	304,992	85,397 *(h)(m)
Spirit Airlines LLC, Contingent DIP Facility Initial Term Loan	—	7/14/26	116,198	2,324 *(h)(m)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.637%	7/14/26	50,597	48,067 (e)(h)(k)(l)(n)
See Notes to Financial Statements.
Western Asset Premier Bond Fund 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — continued
Spirit Airlines LLC, Second New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.637%	7/14/26	12,548	$11,921 (e)(h)(k)(l)(n)
Spirit Airlines LLC, Third DIP New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.637%	7/14/26	24,783	23,544 (e)(h)(k)(l)(n)

Total Industrials				171,253
Information Technology — 0.4%
Software — 0.4%
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	7.494%	10/8/28	249,349	194,626 (e)(k)(l)
Coreweave Compute Acquisition Co. IV LLC, Additional Delayed Draw Term Loan (1 mo. Term SOFR + 4.500%)	8.120%	11/6/31	190,000	194,082 (e)(k)(l)(o)
Modena Buyer LLC, Initial Term Loan (3 mo. Term SOFR + 4.250%)	7.913%	7/1/31	197,000	182,520 (e)(k)(l)

Total Information Technology				571,228
Materials — 0.3%
Chemicals — 0.3%
Hexion Holdings Corp., 2024 Refinancing Term Loan (1 mo. Term SOFR + 4.000%)	7.652%	3/15/29	370,486	358,908 (e)(k)(l)

Total Senior Loans (Cost — $8,427,557)				8,144,730
Collateralized Mortgage Obligations(p) — 3.5%
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. Term SOFR + 3.127%)	6.739%	9/15/34	220,000	216,056 (a)(e)
Bear Stearns ALT-A Trust, 2004-3 A1 (1 mo. Term SOFR + 0.754%)	4.403%	4/25/34	12,433	12,391 (e)
CHL Mortgage Pass-Through Trust, 2005-7 1A1 (1 mo. Term SOFR + 0.654%)	4.303%	3/25/35	109,421	104,401 (e)
Citigroup Commercial Mortgage Trust, 2015-P1 D	3.225%	9/15/48	1,868	1,832 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 M2 (30 Day Average SOFR + 3.750%)	7.378%	2/25/42	910,000	926,183 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA6 M2 (30 Day Average SOFR + 5.750%)	9.378%	9/25/42	1,000,000	1,055,742 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2023-R06 1M2 (30 Day Average SOFR + 2.700%)	6.328%	7/25/43	560,000	573,038 (a)(e)
See Notes to Financial Statements.

Western Asset Premier Bond Fund 2026 Semi-Annual Report

 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(p) — continued
Federal National Mortgage Association (FNMA) — CAS, 2024-R02 1M2 (30 Day Average SOFR + 1.800%)	5.428%	2/25/44	520,000	$524,362 (a)(e)
Federal National Mortgage Association (FNMA), 2004-W15 1A2	6.500%	8/25/44	25,958	26,726
GS Mortgage Securities Corp. II, 2024-70P E	9.263%	3/10/41	270,000	276,083 (a)(e)
Impac CMB Trust, 2004-10 2A (1 mo. Term SOFR + 0.754%)	4.403%	3/25/35	34,089	32,406 (e)
MERIT Securities Corp., 2011-PA B3 (1 mo. USD LIBOR + 2.250%)	7.210%	9/28/32	213,557	184,968 (a)(e)
Morgan Stanley Capital I Trust, 2015-UBS8 C	4.522%	12/15/48	40,307	39,622 (e)
Morgan Stanley Capital I Trust, 2016-BNK2 B	3.485%	11/15/49	430,000	401,704
Prime Mortgage Trust, 2005-2 2XB, IO	1.743%	10/25/32	595,956	29,722 (e)
Prime Mortgage Trust, 2005-5 1X, IO	1.130%	7/25/34	534,220	13,352 (e)
RAMP Trust, 2005-SL2 APO, STRIPS, PO	0.000%	2/25/32	648	620
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. Term SOFR + 1.108%)	4.802%	6/20/33	1,247	1,238 (e)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2003-9A 2A2	5.267%	3/25/33	13,060	12,807 (e)
UBS Commercial Mortgage Trust, 2018-C15 C	5.307%	12/15/51	285,000	269,738 (e)

Total Collateralized Mortgage Obligations (Cost — $4,591,153)				4,702,991
Sovereign Bonds — 3.1%
Angola — 0.3%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	400,000	407,326 (a)
Argentina — 0.5%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	30,376	27,809
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	416,974	345,768 (a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	280,000	280,963 (a)
Total Argentina				654,540
Dominican Republic — 0.3%
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	380,000	361,703 (a)
Mexico — 1.6%
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	360,000	318,114
Mexico Government International Bond, Senior Notes	5.850%	7/2/32	492,000	497,437 (b)
See Notes to Financial Statements.
Western Asset Premier Bond Fund 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Mexico — continued
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	1,750,000	$1,299,375 (b)
Total Mexico				2,114,926
Paraguay — 0.2%
Paraguay Government International Bond, Senior Notes	6.650%	3/4/55	300,000	322,950 (a)
Poland — 0.2%
Bank Gospodarstwa Krajowego, Senior Notes	5.375%	5/22/33	350,000	355,779 (c)

Total Sovereign Bonds (Cost — $3,965,882)				4,217,224
			Shares
Preferred Stocks — 0.6%
Financials — 0.6%
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	8.632%		16,546	412,823 (e)
Chimera Investment Corp., Non Voting Shares (3 mo. Term SOFR + 5.005%)	8.737%		5,224	118,271 (e)
MFA Financial Inc., Non Voting Shares (3 mo. Term SOFR + 5.607%)	9.340%		9,538	214,796 (e)

Total Preferred Stocks (Cost — $770,651)				745,890
		Maturity Date	Face Amount†
Convertible Bonds & Notes — 0.2%
Communication Services — 0.2%
Media — 0.2%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK) (Cost — $89,070)	3.875%	11/30/30	82,932	259,162 (n)
			Shares
Common Stocks — 0.1%
Consumer Staples — 0.1%
Beverages — 0.1%
Altice France Luxco			8,602	171,810 *

Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Aviation Holdings Inc.			5,706	114 *

Total Common Stocks (Cost — $98,428)				171,924
See Notes to Financial Statements.

Western Asset Premier Bond Fund 2026 Semi-Annual Report

 Western Asset Premier Bond Fund
(Percentages shown based on Fund net assets)
Security		Expiration Date	Rights	Value
Rights — 0.0%††
Consumer Staples — 0.0%††
Beverages — 0.0%††
Altice France Luxco (Cost — $0)		—	685	$10,957 *
Total Investments before Short-Term Investments (Cost — $190,303,539)				195,214,107
	Rate		Shares
Short-Term Investments — 1.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $2,361,881)	3.577%		2,361,881	2,361,881 (q)(r)
Total Investments — 147.5% (Cost — $192,665,420)				197,575,988
Liabilities in Excess of Other Assets — (47.5)%				(63,621,153)
Total Net Assets — 100.0%				$133,954,835

See Notes to Financial Statements.
Western Asset Premier Bond Fund 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Premier Bond Fund
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement (Note 5).
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Securities traded on a when-issued or delayed delivery basis.
(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security has no maturity date. The date shown represents the next call date.
(g)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(h)	Security is valued using significant unobservable inputs (Note 1).
(i)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(j)	Value is less than $1.
(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(m)	The coupon payment on this security is currently in default as of June 30, 2026.
(n)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(o)
All or a portion of this loan is unfunded as of June 30, 2026. The interest rate for fully unfunded term loans is to be determined. At June 30, 2026, the total principal amount and market value of unfunded commitments totaled
$122,519 and $125,152, respectively.

(p)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(q)	Rate shown is one-day yield as of the end of the reporting period.
(r)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated
Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $2,361,881 and the cost was $2,361,881 (Note 8).

See Notes to Financial Statements.

Western Asset Premier Bond Fund 2026 Semi-Annual Report

 Western Asset Premier Bond Fund
Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
DIP	—	Debtor-in-possession
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
IO	—	Interest Only
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
PO	—	Principal Only
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
At June 30, 2026, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral	Collateral Value
Deutsche Bank AG	4.160%	6/10/2026	9/9/2026	$4,885,198	Corporate Bonds & Notes	$5,113,752
Royal Bank of Canada	4.240%	5/27/2026	8/26/2026	1,415,400	Corporate Bonds & Notes	1,495,188
				$6,300,598		$6,608,940
At June 30, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	375,379	GBP	283,599	BNP Paribas SA	7/16/26	$(797)
USD	605,310	EUR	520,943	JPMorgan Chase & Co.	7/16/26	9,686
Net unrealized appreciation on open forward foreign currency contracts						$8,889

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
See Notes to Financial Statements.
Western Asset Premier Bond Fund 2026 Semi-Annual Report

Statement of assets and liabilities (unaudited)
June 30, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $190,303,539)	$195,214,107
Investments in affiliated securities, at value (Cost — $2,361,881)	2,361,881
Foreign currency, at value (Cost — $149,062)	142,055
Cash	15,101
Interest receivable	2,790,752
Receivable for securities sold	133,508
Unrealized appreciation on forward foreign currency contracts	9,686
Dividends receivable from affiliated investments	3,309
Prepaid expenses	6,301
Total Assets	200,676,700
Liabilities:
Loan payable (Note 5)	57,300,000
Payable for open reverse repurchase agreements (Note 3)	6,300,598
Payable for securities purchased	2,671,544
Interest and commitment fees payable	257,364
Investment management fee payable	89,465
Unrealized depreciation on forward foreign currency contracts	797
Trustees’ fees payable	403
Accrued expenses	101,694
Total Liabilities	66,721,865
Total Net Assets	$133,954,835
Net Assets:
Common shares, no par value, unlimited number of shares authorized, 11,865,600 shares issued and outstanding	$155,226,790
Total distributable earnings (loss)	(21,271,955)
Total Net Assets	$133,954,835
Shares Outstanding	11,865,600
Net Asset Value	$11.29
See Notes to Financial Statements.

Western Asset Premier Bond Fund 2026 Semi-Annual Report

Statement of operations (unaudited)
For the Six Months Ended June 30, 2026

Investment Income:
Interest	$6,902,477
Dividends from unaffiliated investments	25,803
Dividends from affiliated investments	24,380
Less: Foreign taxes withheld	(1,545)
Total Investment Income	6,951,115
Expenses:
Interest expense (Notes 3 and 5)	1,459,052
Investment management fee (Note 2)	545,451
Audit and tax fees	37,134
Fund accounting fees	20,877
Shareholder reports	20,139
Transfer agent fees	16,726
Trustees’ fees	12,146
Legal fees	11,541
Commitment fees (Note 5)	10,442
Stock exchange listing fees	6,199
Custody fees	1,338
Insurance	665
Miscellaneous expenses	6,071
Total Expenses	2,147,781
Less: Fee waivers and/or expense reimbursements (Note 2)	(775)
Net Expenses	2,147,006
Net Investment Income	4,804,109
Realized and Unrealized Gain (Loss) on Investments, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions in unaffiliated securities	311,180
Forward foreign currency contracts	9,484
Foreign currency transactions	1,181
Net Realized Gain	321,845
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(2,525,082)
Forward foreign currency contracts	18,820
Foreign currencies	(2,528)
Change in Net Unrealized Appreciation (Depreciation)	(2,508,790)
Net Loss on Investments, Forward Foreign Currency Contracts and Foreign Currency Transactions	(2,186,945)
Increase in Net Assets From Operations	$2,617,164
See Notes to Financial Statements.
Western Asset Premier Bond Fund 2026 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2026 (unaudited) and the Year Ended December 31, 2025	2026	2025
Operations:
Net investment income	$4,804,109	$9,026,523
Net realized gain	321,845	1,179,319
Change in net unrealized appreciation (depreciation)	(2,508,790)	3,636,614
Increase in Net Assets From Operations	2,617,164	13,842,456
Distributions to Shareholders From (Note 1):
Total distributable earnings	(4,983,552)	(9,047,554)
Return of capital	—	(919,550)
Decrease in Net Assets From Distributions to Shareholders	(4,983,552)	(9,967,104)
Increase (Decrease) in Net Assets	(2,366,388)	3,875,352
Net Assets:
Beginning of period	136,321,223	132,445,871
End of period	$133,954,835	$136,321,223
See Notes to Financial Statements.

Western Asset Premier Bond Fund 2026 Semi-Annual Report

Statement of cash flows (unaudited)
For the Six Months Ended June 30, 2026

Increase (Decrease) in Cash:
Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$2,617,164
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of portfolio securities	(51,302,224)
Sales of portfolio securities	53,640,223
Net purchases, sales and maturities of short-term investments	(1,460,455)
Net amortization of premium (accretion of discount)	(870,565)
Securities litigation proceeds	1,037
Increase in receivable for securities sold	(133,508)
Decrease in interest receivable	168,238
Increase in prepaid expenses	(5,636)
Decrease in dividends receivable from affiliated investments	5,099
Increase in payable for securities purchased	1,925,151
Increase in investment management fee payable	16,881
Increase in Trustees’ fees payable	195
Decrease in administration fee payable	(21,430)
Increase in interest and commitment fees payable	(21,413)
Decrease in accrued expenses	(41,808)
Net realized gain on investments	(311,180)
Change in net unrealized appreciation (depreciation) of investments and forward foreign currency contracts	2,506,262
Net Cash Provided in Operating Activities*	6,712,031
Cash Flows from Financing Activities:
Distributions paid on common stock	(4,983,552)
Decrease in loan facility borrowings	(1,700,000)
Increase in payable for open reverse repurchase agreements	56,813
Net Cash Used by Financing Activities	(6,626,739)
Net Increase in Cash and Restricted Cash	85,292
Cash and restricted cash at beginning of period	71,864
Cash and restricted cash at end of period	$157,156

*	Included in operating expenses is $1,490,907 paid for interest and commitment fees on borrowings.
The following table provides a reconciliation of cash (including foreign currency) and restricted cash reported within the Statement of Assets and Liabilities that sums to the total of such amounts shown on the Statement of
Cash Flows.
June 30, 2026
Cash	$157,156
Restricted cash	—
Total cash and restricted cash shown in the Statement of Cash Flows	$157,156
See Notes to Financial Statements.
Western Asset Premier Bond Fund 2026 Semi-Annual Report

Financial highlights

For a common share outstanding throughout each year ended December 31, unless otherwise noted:
	2026[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$11.49	$11.16	$11.47	$11.23	$14.32	$14.85
Income (loss) from operations:
Net investment income	0.40	0.76	0.74	0.77	0.82	0.87
Net realized and unrealized gain (loss)	(0.18)	0.41	(0.21)	0.27	(3.12)	(0.61)
Total income (loss) from operations	0.22	1.17	0.53	1.04	(2.30)	0.26
Less distributions from:
Net investment income	(0.42)[3]	(0.76)	(0.84)	(0.80)	(0.79)	(0.79)
Return of capital	—	(0.08)	—	—	—	—
Total distributions	(0.42)	(0.84)	(0.84)	(0.80)	(0.79)	(0.79)
Net asset value, end of period	$11.29	$11.49	$11.16	$11.47	$11.23	$14.32
Market price, end of period	$10.65	$11.03	$10.77	$10.80	$10.64	$14.33
Total return, based on NAV[4,5]	1.95%	10.89%	4.81%	9.77%	(16.21)%	1.80%
Total return, based on Market Price[6]	0.38%	10.52%	7.69%	9.57%	(20.29)%	6.87%
Net assets, end of period (millions)	$134	$136	$132	$136	$133	$170
Ratios to average net assets:
Gross expenses[7]	3.20%[8]	3.55%	3.71%	3.29%	2.19%	1.22%
Net expenses[7,9,10]	3.20 [8]	3.55	3.71	3.29	2.19	1.22
Net investment income	7.15 [8]	6.73	6.54	6.94	6.80	5.93
Portfolio turnover rate	26%	57%	43%	36%	72%	32%
Supplemental data:
Loan Outstanding, End of Period (000s)	$57,300	$59,000	$59,000	$47,500	$57,500	$57,500
Asset Coverage Ratio for Loan Outstanding[11]	334%	331%	324%	386%	332%	395%
Asset Coverage, per $1,000 Principal Amount of Loan Outstanding[11]	$3,338	$3,311	$3,245	$3,865	$3,317	$3,954
Weighted Average Loan (000s)	$58,155	$59,000	$54,458	$48,240	$57,500	$57,500
Weighted Average Interest Rate on Loan	4.54%	5.14%	6.04%	5.81%	2.42%	0.80%

See Notes to Financial Statements.

Western Asset Premier Bond Fund 2026 Semi-Annual Report

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]
The actual source of the Fund’s current fiscal year distributions may be from net investment income, realized capital gains, return of capital or a combination thereof. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[6]
The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]
Includes expenses related to borrowings of 2.19% (annualized), 2.53%, 2.77%, 2.30%, 1.15% and 0.30% for the six months ended June 30, 2026 and years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

[8]	Annualized.
[9]	Reflects fee waivers and/or expense reimbursements.
[10]
The investment adviser has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[11]	Represents value of net assets plus the loan outstanding at the end of the period divided by the loan outstanding at the end of the period.
See Notes to Financial Statements.
Western Asset Premier Bond Fund 2026 Semi-Annual Report

Notes to financial statements (unaudited)
1. Organization and significant accounting policies
Western Asset Premier Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The Fund commenced investment operations on March 28, 2002. The Fund’s investment objective is to provide current income and capital appreciation by investing primarily in a diversified portfolio of investment grade bonds.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s

Western Asset Premier Bond Fund 2026 Semi-Annual Report

adviser and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Western Asset Premier Bond Fund 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$27,919,364	$304,788	$28,224,152
Financials	—	33,757,770	0 *	33,757,770
Other Corporate Bonds & Notes	—	104,918,259	—	104,918,259
Asset-Backed Securities	—	10,061,048	—	10,061,048
Senior Loans:
Consumer Staples	—	2,231,290	456,750	2,688,040
Industrials	—	—	171,253	171,253
Other Senior Loans	—	5,285,437	—	5,285,437
Collateralized Mortgage Obligations	—	4,702,991	—	4,702,991
Sovereign Bonds	—	4,217,224	—	4,217,224
Preferred Stocks	$745,890	—	—	745,890
Convertible Bonds & Notes	—	259,162	—	259,162
Common Stocks:
Consumer Staples	—	171,810	—	171,810
Industrials	114	—	—	114
Rights	—	10,957	—	10,957
Total Long-Term Investments	746,004	193,535,312	932,791	195,214,107
Short-Term Investments†	2,361,881	—	—	2,361,881
Total Investments	$3,107,885	$193,535,312	$932,791	$197,575,988
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$9,686	—	$9,686
Total	$3,107,885	$193,544,998	$932,791	$197,585,674
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$797	—	$797

Western Asset Premier Bond Fund 2026 Semi-Annual Report

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(c) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(d) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At June 30, 2026, the Fund had sufficient cash and/or securities to cover these commitments.
(e) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations
Western Asset Premier Bond Fund 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(f) Reverse repurchase agreements. The Fund may enter into reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, a fund sells a security subject to an obligation to repurchase the security from the buyer at an agreed upon time and price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Fund will pledge cash, U.S. government securities or other liquid debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements or will take other actions permitted by law to cover its obligations. If the market value of the collateral declines during the period, the Fund may be required to post additional collateral to cover its obligation. Cash collateral that has been pledged to cover obligations of the Fund under reverse repurchase agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral are noted in the Schedule of Investments. Interest payments made on reverse repurchase agreements are recognized as a component of “Interest expense” on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.
(g) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(h) Cash flow information. The Fund invests in securities and distributes dividends from net investment income and net realized gains, which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the Statements of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.

Western Asset Premier Bond Fund 2026 Semi-Annual Report

(i) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(j) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
Western Asset Premier Bond Fund 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
(k) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(l) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment adviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA

Western Asset Premier Bond Fund 2026 Semi-Annual Report

Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of June 30, 2026, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $797. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.
(m) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(n) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. The actual source of the Fund’s monthly distributions may be from net investment income, realized capital gains, return of capital or a combination of such amounts. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(o) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, any cash on deposit with the bank will earn interest and be recognized as interest income on the Statement of Operations.
(p) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”),
Western Asset Premier Bond Fund 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of June 30, 2026, there were no capital gains tax liabilities accrued on unrealized gains. In some cases, the Fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as a dividend receivable in the Statement of Assets and Liabilities and dividend income in the Statement of Operations. In many cases, however, the Fund may not receive such amounts for an extended period of time, depending on the country of investment.
(q) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
The Fund has a management agreement with Western Asset Management Company, LLC (“Western Asset”). Pursuant to the terms of the management agreement, the Fund pays Western Asset an annual fee, payable monthly, in an amount equal to 0.55% of the average weekly value of the Fund’s total managed assets. “Total managed assets” means the total assets of the Fund (including any assets attributable to leverage) minus accrued liabilities (other than liabilities representing leverage). Pursuant to a Portfolio Management Agreement between Western Asset and Western Asset Management Company Limited (“Western London”), Western Asset pays monthly a portion of the fees it receives from the Fund to Western London at an annual rate of 0.425% of the average weekly value of the Fund’s total managed assets that Western London manages. Western Asset Management Company Pte. Ltd. (“Western Asset Singapore”) and Western Asset Management Company Ltd (“Western Asset Japan”) are additional investment advisers to the Fund under portfolio management agreements between Western Asset and Western Asset Singapore and Western Asset and Western Asset Japan, respectively. Western Asset pays monthly a portion of the fees it receives from the Fund to each of Western Asset Singapore and Western Asset Japan at an annual rate of 0.425% of the average weekly value of the Fund’s total managed assets that each of Western Asset Singapore and Western Asset Japan manages.

Western Asset Premier Bond Fund 2026 Semi-Annual Report

Western Asset Singapore and Western Asset Japan provide certain advisory services to the Fund relating to currency transactions and investments in non-U.S. dollar-denominated securities and related foreign currency instruments in Asia (excluding Japan) and Japan, respectively.
Under the terms of the administration services agreement between Western Asset and Franklin Templeton Fund Adviser, LLC (“FTFA”), Western Asset pays FTFA a monthly fee at an annual rate of 0.125% of the Fund’s average weekly total managed assets, subject to a monthly minimum fee of $12,500.
Western Asset has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).
During the six months ended June 30, 2026, fees waived and/or expenses reimbursed amounted to $775, all of which was an affiliated money market fund waiver.
FTFA, Western Asset, Western London, Western Asset Singapore and Western Asset Japan are indirect, wholly-owned subsidiaries of Franklin Templeton, Inc. (“Franklin Templeton”) (prior to August 17, 2026, known as Franklin Resources, Inc.).
Effective June 30, 2026, Western Asset Japan ceased to serve as a subadviser to the Fund.
During periods in which the Fund utilizes financial leverage, the fees paid to the investment adviser will be higher than if the Fund did not utilize leverage because the fees are calculated as a percentage of the Fund’s assets, including those investments purchased with leverage.
All officers and one Trustee of the Fund are employees of Franklin Templeton or its affiliates and do not receive compensation from the Fund.
3. Investments
During the six months ended June 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$51,302,224	—
Sales	52,830,251	$809,972
At June 30, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$192,877,512	$7,147,616	$(2,449,140)	$4,698,476
Forward foreign currency contracts	—	9,686	(797)	8,889
Western Asset Premier Bond Fund 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
Transactions in reverse repurchase agreements for the Fund during the six months ended June 30, 2026 were as follows:

Average Daily Balance*	Weighted Average Interest Rate*	Maximum Amount Outstanding
$6,263,385	4.179%	$6,300,598

* Averages based on the number of days that the Fund had reverse repurchase agreements outstanding.
Interest rates on reverse repurchase agreements ranged from 4.160% to 4.290% during the six months ended June 30, 2026. Interest expense incurred on reverse repurchase agreements totaled $131,603.
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2026.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$9,686

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$797

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$9,484

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$18,820

Western Asset Premier Bond Fund 2026 Semi-Annual Report

During the six months ended June 30, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Forward foreign currency contracts (to buy)	$57,084
Forward foreign currency contracts (to sell)	1,071,859

*	Based on the average of the market values at each month-end during the period.
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2026.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2,3]
BNP Paribas SA	—	$(797)	$(797)	—	$(797)
JPMorgan Chase & Co.	$9,686	—	9,686	—	9,686
Total	$9,686	$(797)	$8,889	—	$8,889

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[3]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Loan
The Fund has a Margin Loan and Security Agreement (the “Credit Agreement”) with Bank of America, N.A. (“BofA”) that allows the Fund to borrow up to an aggregate amount of $72,000,000 and renews daily for a 179-day term unless notice to the contrary is given to the Fund. The Fund pays interest on borrowings calculated based on the Secured Overnight Financing Rate (“SOFR”) plus applicable margin. The Fund pays a commitment fee on the unutilized portion of the loan commitment amount at an annual rate of 0.20% except that the commitment fee is 0.15% when the aggregate outstanding balance of the loan is equal to or greater than 50% of the maximum commitment amount. To the extent of the borrowing outstanding, the Fund is required to maintain collateral in a special custody account at the Fund’s custodian on behalf of BofA. The Credit Agreement contains customary covenants that, among other things, may limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change its fundamental investment policies and engage in certain transactions, including mergers and consolidations, and require asset coverage ratios in addition to those required by the 1940 Act. In addition, the Credit Agreement may be subject to early termination under certain conditions and may contain other provisions that could limit the Fund’s ability to utilize borrowing under the agreement. For the six months ended June 30, 2026 the Fund incurred commitment fees and interest expense of $10,442 and $1,327,449, respectively, related to the Credit Agreement. For the
Western Asset Premier Bond Fund 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
six months ended June 30, 2026, based on the number of days during the reporting period that the Fund had a loan balance outstanding, the average daily loan balance was $58,154,696 and the weighted average interest rate was 4.54%. At June 30, 2026, the Fund had $57,300,000 of borrowings outstanding.
6. Distributions subsequent to June 30, 2026
The following distributions have been declared by the Board and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
7/24/2026	7/31/2026	$0.0700
8/24/2026	8/31/2026	$0.0700
7. Share repurchase program
On November 20, 2015, the Fund announced that the Fund’s Board had authorized the Fund to repurchase in the open market up to approximately 10% of the Fund’s outstanding common shares when the Fund’s shares are trading at a discount to net asset value. The Board has directed management of the Fund to repurchase its common shares at such times and in such amounts as management reasonably believes may enhance shareholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts. During the six months ended June 30, 2026, and the year ended December 31, 2025, the Fund did not repurchase any shares.
Since the commencement of the share repurchase program through June 30, 2026, the Fund repurchased 44,671 shares or 0.38% of its common shares outstanding for a total amount of $462,743.
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2026. The following transactions were effected in such company for the six months ended June 30, 2026.

	Affiliate Value at December 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$828,276	$27,447,369	27,447,369	$25,913,764	25,913,764

Western Asset Premier Bond Fund 2026 Semi-Annual Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$24,380	—	$2,361,881
9. Deferred capital losses
As of December 31, 2025, the Fund had deferred capital losses of $26,124,065, which have no expiration date, that will be available to offset future taxable capital gains.
10. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset Premier Bond Fund 2026 Semi-Annual Report

Board approval of management and
subadvisory agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Investment Management Agreement between the Fund and Western Asset Management Company, LLC (“Western Asset”) and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between Western Asset and Western Asset Management Company Limited (“WAML”) with respect to the Fund, and (ii) a subadvisory agreement between Western Asset and Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore,” and together with WAML, the “Non-U.S. Advisers,” and together with Western Asset, the “Advisers”) with respect to the Fund at a meeting held on April 22, 2026. At an in-person meeting held on May 19, 2026, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
The Trustees noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Advisers, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Advisers. Therefore, in connection with their deliberations noted below, the Trustees primarily focused on the information provided by Western Asset when considering the approval of the Agreements between Western Asset and the Non-U.S. Advisers.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters, such as information on public trading in the Fund’s shares and differences between the Fund’s share price and net asset value per share, and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral.
As part of their review, the Trustees examined the Advisers’ ability to provide high quality investment management services to the Fund. The Trustees considered the investment philosophy and research and decision-making processes of the Advisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Advisers to attract and retain capable research and advisory personnel; the risks to the

Western Asset Premier Bond Fund

Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Advisers’ risk management processes); the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Advisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of the Advisers’ senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Advisers and their affiliates, the financial resources of Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.), the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of a group consisting of all (including the Fund) leveraged closed-end BBB-rated corporate debt (leveraged) funds (the “Performance Universe”) and the Bloomberg U.S. Corporate High Yield Index (the “Index”). The Trustees noted that the performance of the Fund was above the median of the Performance Universe for the 1-, 3-, 5-, and 10-year periods ended December 31, 2025. The Board further noted that the Fund’s performance exceeded that of the Index for the 1-year period ended December 31, 2025, but trailed that of the Index for the 3-, 5-, and 10-year periods ended December 31, 2025. The Trustees considered the factors involved in the Fund’s performance relative to the performance of the Index and the Performance Universe. The Trustees concluded that the Advisers’ management of the Fund would continue to be in the best interests of the shareholders.
The Trustees also considered the management fee and total expenses payable by the Fund. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to any of the Non-U.S. Advisers because Western Asset pays the Non-U.S. Advisers for services provided to the Fund out of the management fee Western Asset receives from the Fund. The Trustees noted that, when measured as a percentage of net assets (including assets attributable to leverage) for its most recently
Western Asset Premier Bond Fund

Board approval of management and
subadvisory agreements (unaudited) (cont’d)
completed fiscal year, the Fund’s advisory fee paid to Western Asset was equal to the median of the advisory fees paid by funds in its peer group and that the Fund’s total expenses were below the median in its peer group. The Trustees also noted that, when measured as a percentage of net assets (net of leverage) for its most recently completed fiscal year, the Fund’s advisory fee paid to Western Asset was below the median of the advisory fees paid by the funds in its peer group and that the Fund’s total expenses were below the median of the total expenses of the funds in its peer group. They also noted that the Fund’s contractual advisory fee payable to Western Asset was below the median in the Fund’s peer group.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and Franklin Templeton Fund Adviser, LLC, the Fund’s administrator, and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by Western Asset, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Trustees concluded that because the Fund is a closed-end fund and does not make a continuous offer of its securities, the Fund’s size was relatively fixed and it would be unlikely that the Advisers would realize economies of scale from the Fund’s growth.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be

Western Asset Premier Bond Fund

paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.
Western Asset Premier Bond Fund

Additional shareholder information (unaudited)
Results of annual meeting of shareholders
The Annual Meeting of Shareholders of Western Asset Premier Bond Fund was held on May 21, 2026 for the purpose of considering and voting upon the proposal presented at the Meeting. The following table provides information concerning the matters voted upon at the Meeting:
Election of Trustees
Nominees	FOR	WITHHELD
Robert Abeles, Jr.	9,132,530	360,091
Jane F. Dasher	8,490,330	1,002,291
Anita L. DeFrantz	8,506,026	986,595
Susan B. Kerley	8,532,367	960,254
Michael Larson	8,523,596	969,025
Avedick B. Poladian	9,171,383	321,238
William E. B. Siart	8,472,420	1,020,201
Jaynie Miller Studenmund	8,525,515	967,106
Peter J. Taylor	9,230,159	262,462
Jane E. Trust	9,251,953	240,668
At June 30, 2026, the Trustees of the Fund were Robert Abeles, Jr., Jane F. Dasher, Anita L. DeFrantz, Susan B. Kerley, Michael Larson, Avedick B. Poladian, William E.B. Siart, Jaynie Miller Studenmund, Peter J. Taylor and Jane E. Trust.

Western Asset Premier Bond Fund

Dividend reinvestment plan (unaudited)
The Fund and Computershare Inc. (“Agent”), as the Transfer Agent and Registrar of the Fund, offer a convenient way to add shares of the Fund to your account. The Fund offers to all common shareholders a Dividend Reinvestment Plan (“Plan”). Under the Plan, cash distributions (e.g., dividends and capital gains) of registered shareholders (those who own shares in their own name on the Fund’s records) on the common shares are automatically invested in shares of the Fund unless the shareholder elects otherwise by contacting the Agent at the address set forth below. Shareholders who own shares in a brokerage, bank or other financial institution account must contact the company where their account is held in order to participate in the Plan.
As a participant in the Dividend Reinvestment Plan, you will automatically receive your dividend or net capital gains distribution in newly issued shares of the Fund if the market price of a share on the date of the distribution is at or above the net asset value (“NAV”) of a Fund share, minus estimated brokerage commissions that would be incurred upon the purchase of common shares on the open market. The number of shares to be issued to you will be determined by dividing the amount of the cash distribution to which you are entitled (net of any applicable withholding taxes) by the greater of the NAV per share on such date or 95% of the market price of a share on such date. If the market price of a share on such distribution date is below the NAV, minus estimated brokerage commissions that would be incurred upon the purchase of common shares on the open market, the Agent will, as agent for the participants, buy shares of the Fund through a broker on the open market. The price per share of shares purchased for each participant’s account with respect to a particular dividend or other distribution will be the average price (including brokerage commissions, transfer taxes and any other costs of purchase) of all shares purchased with respect to that dividend or other distribution. All common shares acquired on your behalf through the Plan will be automatically credited to an account maintained on the books of the Agent. Full and fractional shares will be voted by the Agent in accordance with your instructions.
Additional information regarding the plan
The Fund will pay all costs applicable to the Plan, except for brokerage commissions for open market purchases by the Agent under the Plan, which will be charged to participants. All shares acquired through the Plan receive voting rights and are eligible for any share split, share dividend, or other rights accruing to shareholders that the Board of Trustees may declare. Registered shareholder may terminate participation in the Plan at any time by giving notice to the Agent. Such termination will be effective prior to the record date next succeeding the receipt of such instructions or by a later date of termination specified in such instructions. Upon termination, a participant will receive a certificate for the full shares credited to his or her account or may request the sale of all or part of such shares. Fractional shares credited to a terminating account will be paid for in cash at the current market price at the time of termination. Shareholders who own shares in a brokerage, bank or other financial institution account must contact the company where their account is held in order to terminate participation in the Plan.
Western Asset Premier Bond Fund

Dividend reinvestment plan (unaudited) (cont’d)
Dividends and other distributions invested in additional shares under the Plan are subject to income tax just as if they had been received in cash. After year end, dividends paid on the accumulated shares will be included in the Form 1099-DIV information return to the Internal Revenue Service and only one Form 1099-DIV will be sent to participants each year. Inquiries regarding the Plan, as well as notices of termination, should be directed to Computershare Inc., P.O. Box 43006 Providence, RI 02940-3078. Investor Relations Telephone number 1-888-888-0151.

Western Asset Premier Bond Fund

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Western Asset
Premier Bond Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Officers
Jane Trust
President and Chief Executive Officer
Christopher Berarducci
Treasurer and Principal Financial
Officer
Ted P. Becker
Chief Compliance Officer
Marc A. De Oliveira
Secretary and Chief Legal
Officer
Thomas C. Mandia
Senior Vice President
Jeanne M. Kelly
Senior Vice President
Western Asset Premier Bond Fund
One Madison Avenue
17th Floor
New York, NY 10010
Investment advisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Pte. Ltd.
Western Asset Management Company Ltd*
Custodian
The Bank of New York Mellon
Transfer agent
Computershare Inc.
P.O. Box 43006
Providence, RI 02940-3078
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD 21202
Legal counsel
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036
New York Stock Exchange Symbol
WEA
* Effective June 30, 2026, Western Asset Management Company Ltd ceased to serve as a subadviser to the Fund.

Western Asset Premier Bond Fund
Western Asset Premier Bond Fund
One Madison Avenue
17th Floor
New York, NY 10010
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, its common shares.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-888-777-0102 or visit the Fund’s website at www.franklintempleton.com.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on Franklin Templeton’s website, which can be accessed at www.franklintempleton.com. Any reference to Franklin Templeton’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate Franklin Templeton’s website in this report.
This report is transmitted to the shareholders of Western Asset Premier Bond Fund for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.
Computershare Inc.
P.O. Box 43006
Providence, RI 02940-3078
90240-S 8/26

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 1 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Premier Bond Fund

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 25, 2026